SCHEDULE OF FAIR VALUE MEASURED ON RECURRING BASIS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Investments, All Other Investments [Abstract]
Balance, July 1,	$ 2,580,379	$ 4,491,969	$ 2,520,851	$ 1,543,953	$ 1,543,953
Issuance of warrants					2,189,420
Exercise of warrants					1,115,334
Change in fair value of derivative liability	(612,064)	(1,036,464)	(552,536)	837,466	(97,188)	$ (3,997,780)
Balance, September 30,	1,968,315	3,455,505	1,968,315	3,455,505	2,520,851	1,543,953
Balance, January 1,			2,520,851	2,618,039	2,618,039
Balance, September 30,	$ 1,968,315	$ 3,455,505	1,968,315	3,455,505	2,520,851	2,618,039
Balance, January 1, 2024			$ 2,520,851	$ 1,543,953	1,543,953	5,541,733
Exercise of warrants					(1,115,334)
Balance, december 30, 2024					$ 2,520,851	$ 1,543,953